Income Tax Expense/(benefit) (Details 1) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Income taxes [Line Items]
Loss before income tax	$ (15,114)	$ (37,533)	$ (15,200)	$ (14,379)
Tax at New Zealand tax rate of 28% (2017: 28%, 2016: 28%, 2015: 28%)	(4,232)	(10,509)	(4,256)	(4,026)
Tax effect of:
- permanent differences (including impairment expense)	(6)	(105)	757	23
- adjustments in respect of current income tax of previous years	41	(449)	(237)	378
- effects of different tax rates of subsidiaries operating in other jurisdictions	(15)	(30)	(42)	(382)
- deferred tax assets relating to prior periods no longer recognised (note 25)	0	0	5,589	0
- deferred tax assets relating to the current year not brought to account	5,119	11,150	3,934	2,630
- other	(42)	3	(199)	103
Income tax expense/(benefit)	$ 865	$ 60	$ 5,546	$ (1,274)